Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term investment in time deposits	$ 17,000	$ 20,000
Prepayments and other current assets	706	226
Trade accounts payable	2,107	1,695
Carrying Value [Member]
Cash and cash equivalents (including restricted cash)	22,593	36,339
Short-term investment in time deposits	17,000	20,000
Trade accounts receivable	5,040	4,964
Prepayments and other current assets	706
Trade accounts payable	2,107	1,695
Long-term debt with variable interest rates	85,183	61,490
Carrying Value [Member] | Related Party [Member]
Due to related parties	973	990
Fair Value [Member]
Cash and cash equivalents (including restricted cash)	22,593	36,339
Short-term investment in time deposits	17,000	20,000
Trade accounts receivable	5,040	4,964
Prepayments and other current assets	706
Trade accounts payable	2,107	1,695
Long-term debt with variable interest rates	85,183	61,490
Fair Value [Member] | Related Party [Member]
Due to related parties	$ 973	$ 990